Schedule of deferred tax assets and liabilities (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Deferred tax assets recognized
Deferred tax liabilities recognized	298,000	296,000
Net deferred tax liabilities	$ 298,000	$ 296,000